Fair Value - Changes in Significant Unobservable Inputs (Details) - Hoya Intermediate, LLC - Nonrecurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Discount Rate | Goodwill [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
50 basis point increase in discount rate	$ (37,680)	$ (37,680)
Discount Rate | Trademarks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
50 basis point increase in discount rate	(3,935)	(3,935)
Long-term Growth Rate | Goodwill [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
50 basis point decrease in long-term growth rate	(21,344)	(21,344)
Long-term Growth Rate | Trademarks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
50 basis point decrease in long-term growth rate	$ (2,298)	$ (2,298)